John Hancock Funds II

Supplement dated December 18, 2014 to the current Prospectus

John Hancock Retirement Living 2010-2055 Portfolios

(collectively the “Funds”)

The following information supplements and supersedes any information to the contrary relating to the Funds, each a series of John Hancock Funds II (the “Trust”), contained in the prospectus.

At an in-person meeting held December 15 -17, 2014, the Board of Trustees of the Trust approved the removal of QS Investors, LLC (“QS Investors”) as subadvisor consultant to the Funds, effective February 18, 2015. John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited will continue to manage the Funds’ assets as subadvisors of the Funds and will provide the services to the Funds previously provided by QS Investors.

In connection with the removal of QS Investors as subadvisor consultant to the Funds, effective February 18, 2015, John Hancock Advisers, LLC (the “Advisor”) has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each fund’s average net assets. As to each Fund, the current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 18, 2014 to the current Statement of Additional Information

John Hancock Retirement Living 2010-2055 Portfolios

(collectively the “Funds”)

The following information supplements and supersedes any information to the contrary relating to the Funds, each a series of John Hancock Funds II (the “Trust”), contained in the Statement of Additional Information.

At an in-person meeting held December 15 -17, 2014, the Board of Trustees of the Trust approved the removal of QS Investors, LLC (“QS Investors”) as subadvisor consultant to the Funds, effective February 18, 2015. John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited will continue to manage the Funds’ assets as subadvisors of the Funds and will provide the services to the Funds previously provided by QS Investors.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.